Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 937	$ 632	$ 530
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
(Income) loss from discontinued operations, net of tax	2	(35)	199
(Gains) losses on loans and investments, net		35	(6)
(Gains) on debt repurchases	(145)	(38)	(317)
Goodwill and acquired intangible assets impairment and amortization expense	27	21	543
Stock-based compensation expense	47	56	40
Unrealized (gains) losses on derivative and hedging activities	(117)	145	(478)
Provisions for loan losses	1,080	1,295	1,419
Student loans originated for sale, net			(9,648)
Decrease (increase) in restricted cash - other	10	(3)	22
Decrease (increase) in accrued interest receivable	361	463	(4)
(Decrease) increase in accrued interest payable	(41)	75	(77)
Decrease in other assets	437	423	1,207
Increase (decrease) in other liabilities	38	12	(144)
Total adjustments	1,699	2,449	(7,244)
Cash provided by (used in) operating activities - continuing operations	2,636	3,081	(6,714)
Cash used in operating activities - discontinued operations			22
Total net cash provided by (used in) operating activities	2,636	3,081	(6,692)
Investing activities
Student loans acquired and originated	(6,663)	(3,888)	(4,611)
Reduction of student loans:
Installment payments, claims and other	17,198	12,290	9,812
Proceeds from sales of student loans	531	753	588
Other investing activities, net	41	(210)	(96)
Purchases of available-for-sale securities	(63)	(142)	(38,303)
Proceeds from sales and maturities of available-for-sale securities	71	193	39,465
Purchases of held-to-maturity and other securities	(245)	(277)	(142)
Proceeds from maturities of held-to-maturity securities and other securities	206	265	136
Decrease in restricted cash - variable interest entities	769	376	426
Cash provided by investing activities - continuing operations	11,845	9,360	7,275
Cash provided by investing activities - discontinued operations		114	139
Total net cash provided by investing activities	11,845	9,474	7,414
Financing activities
Borrowings collateralized by loans in trust - issued	13,727	4,553	5,917
Borrowings collateralized by loans in trust - repaid	(15,953)	(13,408)	(10,636)
Asset-backed commercial paper conduits, net	(323)	887	(2,060)
ED Participation Program, net			11,252
ED Conduit Program Facility, net	(12,187)	(3,172)	664
Other short-term borrowings issued	23	239
Other short-term borrowings repaid	(307)	(38)	(168)
Other long-term borrowings issued	4,713	2,354	1,464
Other long-term borrowings repaid	(3,307)	(6,498)	(9,955)
Other financing activities, net	272	698	(21)
Retail and other deposits, net	1,124	753	1,166
Common stock repurchased	(900)	(300)
Common stock dividends paid	(237)	(154)
Preferred stock dividends paid	(20)	(18)	(72)
Net cash (used in) financing activities	(13,375)	(14,104)	(2,449)
Net increase (decrease) in cash and cash equivalents	1,106	(1,549)	(1,727)
Cash and cash equivalents at beginning of year	2,794	4,343	6,070
Cash and cash equivalents at end of year	3,900	2,794	4,343
Cash disbursements made (refunds received) for:
Interest	2,527	2,413	2,372
Income taxes paid	569	559	200
Income taxes received	(12)	(37)	(628)
Noncash activity:
Investing activity - Student loans and other assets acquired	402	783	25,638
Operating activity - Other assets acquired and other liabilities assumed, net	23	19	376
Financing activity - Borrowings assumed in acquisition of student loans and other assets	$ 425	$ 802	$ 26,014